Bank Premises, Furniture, Fixtures and Equipment - Bank Premises, Furniture, Fixtures and Equipment (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 43,565,277	$ 40,654,429
Less accumulated depreciation	22,993,726	21,990,345
Total	20,571,551	18,664,084
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	27,610,855	25,022,259
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 15,954,422	$ 15,632,170